Investment Objectives and Goals	Oct. 08, 2025
T. Rowe Price Active Core International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price Active Core U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price Emerging Markets Equity Research ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide a high level of income exempt from federal income taxes.
T. Rowe Price Innovation Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal income taxes.
T. Rowe Price Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income and some capital appreciation.
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal income taxes.